Bretton Fund
		Schedule of Investments
		September 30, 2024 (Unaudited)
Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Cement, Hydraulic
14,000	Eagle Materials Inc.	$ 3,206,868	$ 4,027,100	3.82%

Finance Services
23,100	American Express Company	1,887,694	6,264,720	5.94%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,451,950
33,400	The Progressive Corporation	2,377,130	8,475,584
		3,493,690	11,927,534	11.32%

Hospital & Medical Service Plans
9,800	UnitedHealth Group Incorporated	3,345,983	5,729,864	5.44%

Laboratory Analytical Instruments
11,000	Revvity, Inc.	1,385,326	1,405,250	1.33%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	4,999,680
24,000	JPMorgan Chase & Co.	1,799,506	5,060,640
		4,483,238	10,060,320	9.54%

Operative Builders
124,500	Dream Finders Homes, Inc. - Class A *	2,942,713	4,508,145
690	NVR, Inc. *	2,103,937	6,770,142
		5,046,650	11,278,287	10.70%

Railroad, Line-Haul Operating
15,350	Union Pacific Corporation	1,243,056	3,783,468	3.59%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	6,300,080	5.98%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	5,222,697
47,000	The TJX Companies, Inc.	2,014,486	5,524,380
		3,816,128	10,747,077	10.19%

Services - Business Services, NEC
9,380	MasterCard Incorporated - Class A	849,356	4,631,844
17,800	Visa Inc. - Class A	2,417,400	4,894,110
		3,266,756	9,525,954	9.04%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C	2,082,582	9,529,830	9.04%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,939,097
9,300	S&P Global Inc.	2,655,628	4,804,566
		5,116,889	8,743,663	8.30%

Services - Prepackaged Software
12,800	Microsoft Corporation	2,010,817	5,507,840	5.23%

Total for Common Stocks		$ 41,801,835	$ 104,830,987	99.46%

Total Investments		$ 41,801,835	$ 104,830,987

Other Assets in Excess of Liabilities			$ 570,945	0.54%

Net Assets			$ 105,401,932	100.00%

* Non-Income Producing Securities.